Taxes on Income (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 ILS (₪)	Dec. 31, 2019 USD ($)	Dec. 31, 2018	Dec. 31, 2016
Taxes on Income (Details) [Line Items]
Statutory tax rate in Israel	23.00%	23.00%	23.00%	23.00%
Description of income taxes	Effective January 1, 2011, the Israeli parliament enacted the Law for Economic Policy for 2011 and 2012 (Amended Legislation), and among other things, amended the Law in August 2013 (“the Amendment”). According to the Amendment, a flat corporate tax rate of 16% was established for exporting industrial enterprises (over 25%) that meet minimum requirements which establish that such companies contribute to the country’s economic growth and apply a competitive factor for the Israel Gross Domestic Product.	Effective January 1, 2011, the Israeli parliament enacted the Law for Economic Policy for 2011 and 2012 (Amended Legislation), and among other things, amended the Law in August 2013 (“the Amendment”). According to the Amendment, a flat corporate tax rate of 16% was established for exporting industrial enterprises (over 25%) that meet minimum requirements which establish that such companies contribute to the country’s economic growth and apply a competitive factor for the Israel Gross Domestic Product.
Preferred income tax rate	15.00%	15.00%
Applicable tax rate	20.00%	20.00%
Filed notice, description	In 2011, Magic Software and one of its Israeli subsidiaries filed a notice to the Israeli tax authorities to apply for the new benefits under the 2011 Amendment, and therefore were subjected to the amended tax rate of 16% for the tax years 2011-2016. As of December 31, 2015, some of the Company Israeli subsidiaries filed a notice to the Israeli tax authorities to apply for the new benefits under the 2011 Amendment and therefore and subject to the amended tax rate of 16%, which was used for 2014-2016 tax years.	In 2011, Magic Software and one of its Israeli subsidiaries filed a notice to the Israeli tax authorities to apply for the new benefits under the 2011 Amendment, and therefore were subjected to the amended tax rate of 16% for the tax years 2011-2016. As of December 31, 2015, some of the Company Israeli subsidiaries filed a notice to the Israeli tax authorities to apply for the new benefits under the 2011 Amendment and therefore and subject to the amended tax rate of 16%, which was used for 2014-2016 tax years.
Undistributed earnings of foreign subsidiaries and affiliates	$ 114,569		$ 105,136
Cash and cash equivalents held by the Group's investees outside of Israel	$ 87,331		$ 54,388
Federal corporate income tax rate, description	The TCJA reduces the U.S. federal corporate income tax rate from 35% to 21% effective January 1, 2018.	The TCJA reduces the U.S. federal corporate income tax rate from 35% to 21% effective January 1, 2018.
Cumulative losses for tax purposes	$ 173,180
Cumulative losses for tax purposes | ₪		₪ 94,945
Israeli subsidiaries [Member]
Taxes on Income (Details) [Line Items]
Cumulative losses for tax purposes	137,414
Preferred Technology Enterprise [Member]
Taxes on Income (Details) [Line Items]
Description of new amendment tax rate					According to the 2017 Amendment, a Preferred Technological Enterprise, as defined in the 2017 Amendment, with total consolidated revenues of the group companies is less than NIS 10 billion, shall be subject to 12% tax rate on income derived from intellectual property (in development area A—a tax rate of 7.5%). In order to qualify as a Preferred technological enterprise certain criterion must be met, such as a minimum ratio of annual R&D expenditure and R&D employees, as well as having at least 25% of annual revenues derived from exports. The 2017 Amendment further provides that a technology company satisfying certain conditions will qualify as a Special PTE (an enterprise for which, among others, total consolidated revenues of its parent company and all subsidiaries is at least NIS 10 billion) and will thereby enjoy a reduced corporate tax rate of 6% on PTI regardless of the company’s geographic location within Israel. In addition, a Special PTE will enjoy a reduced corporate tax rate of 6% on capital gain derived from the sale of certain “Benefited Intangible Assets” to a related foreign company if the Benefited Intangible Assets were either developed by the Special Preferred Technology Enterprise or acquired from a foreign company on or after January 1, 2017, and the sale received prior approval from the IIA. A Special PTE that acquires Benefited Intangible Assets from a foreign company for more than NIS 500 million will be eligible for these benefits for at least ten years, subject to certain approvals as specified in the Investment Law. Any dividends distributed from income from the preferred technological enterprises will be subject to tax at a rate of 20%. The 2017 Amendment further provides that, in certain circumstances, a dividend distributed to a foreign corporate shareholder, would be subject to a 4% tax rate (if the percentage of foreign investors exceeds 90%). Starting 2017, part of the Group’s taxable income in Israel is entitled to a preferred 12% tax rate in the preferred technological enterprise track under Amendment 73 to the Investment Law.
Formula [Member]
Taxes on Income (Details) [Line Items]
Cumulative losses for tax purposes	$ 80,080
Income tax assessments, description	Formula Formula has received final tax assessments (or assessments that are deemed final) through the tax year 2017.	Formula Formula has received final tax assessments (or assessments that are deemed final) through the tax year 2017.
Formula [Member] | Israeli subsidiaries [Member]
Taxes on Income (Details) [Line Items]
Cumulative losses for tax purposes	$ 35,766
Israel, New Shekels | Israel, New Shekels
Taxes on Income (Details) [Line Items]
Cumulative losses for tax purposes | ₪		₪ 257,462
Matrix [Member]
Taxes on Income (Details) [Line Items]
Cumulative losses for tax purposes	$ 29,532
Income tax assessments, description	Matrix subsidiaries have received final tax assessments (or assessments that are deemed final) through the tax year 2015.	Matrix subsidiaries have received final tax assessments (or assessments that are deemed final) through the tax year 2015.
Magic Software [Member]
Taxes on Income (Details) [Line Items]
Cumulative losses for tax purposes	$ 23,782
Sapiens [Member]
Taxes on Income (Details) [Line Items]
Cumulative losses for tax purposes	$ 30,188
Income tax assessments, description	Tax assessments filed by some of Sapiens’ Israeli subsidiaries through the year 2015 are considered to be final.	Tax assessments filed by some of Sapiens’ Israeli subsidiaries through the year 2015 are considered to be final.
Michpal [Member]
Taxes on Income (Details) [Line Items]
Cumulative losses for tax purposes	$ 500